RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred Tax Assets, Other							$ 146,560
Research and Development Expense	$ 25,750	$ 39,250	$ 110,250	$ 339,350	$ 363,350	$ 797,112
Gain (Loss) on Investments						180,000
Revision of Prior Period, Reclassification, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Research and Development Expense						792,612
Gain (Loss) on Investments						$ (180,000)
Iveda Taiwan [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other Receivables, Net, Current					$ 200,000